UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23255

Vivaldi Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 9.3%
$500,000	ARES XLIV CLO Ltd. 10.398% (LIBOR 3 Month+805 basis points), 10/15/2029[1,2,3]	$495,007
500,000	Ashford Hospitality Trust 2018-ASHF 3.440% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	501,062
500,000	Fannie Mae Connecticut Avenue Securities 4.652% (LIBOR 1 Month+255 basis points), 12/25/2030[1,2]	500,045
1,000,000	HPS Loan Management 11-2017 Ltd. 10.213% (LIBOR 3 Month+785 basis points), 5/6/2030[1,2,3]	969,996
500,000	Invitation Homes 2017-SFR2 Trust 5.085% (LIBOR 1 Month+300 basis points), 12/17/2036[2,3]	507,743
1,000,000	MMCF CLO 2017-1 LLC 8.728% (LIBOR 3 Month+638 basis points), 1/15/2028[1,2,3]	991,131
1,000,000	Monroe Capital MML CLO VI Ltd. 9.025% (LIBOR 3 Month+690 basis points), 4/15/2030[1,2,3]	978,266
335,000	Mosaic Solar Loan Trust 2018-1 0.000%, 6/22/2043[1,3]	278,492
700,000	OZLM VI Ltd. 10.993% (LIBOR 3 Month+864 basis points), 4/17/2031[1,2,3]	679,000
787,103	RBSSP Resecuritization Trust 2009-10 2.000%, 1/26/2037[3,4]	540,539
242,814	Velocity Commercial Capital Loan Trust 2018-1 7.260%, 4/25/2048[1,3]	242,731
1,000,000	York CLO-2 Ltd. 9.612% (LIBOR 3 Month+725 basis points), 1/22/2031[1,2,3]	946,554
	Total Asset-Backed Securities (Cost $7,662,896)	7,630,566

Number of Shares
	Closed-End Funds – 33.0%
4,712	Aberdeen Emerging Markets Equity Income Fund, Inc.	32,984
94,786	Aberdeen Total Dynamic Dividend Fund[5]	829,377
10,933	Advent Claymore Convertible Securities and Income Fund[5]	167,166
21,659	Advent Claymore Enhanced Growth & Income Fund[5]	167,857
38,644	AllianzGI Convertible & Income 2024 Target[5]	357,457
26,317	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[5]	332,121
27,893	American Capital Senior Floating Ltd.[5]	343,084
33,237	BrandyWineGLOBAL Global Income Opportunities Fund, Inc.[5]	378,569
6,876	Clough Global Equity Fund[5]	98,396
82,649	Clough Global Opportunities Fund[5]	907,486
62,049	Delaware Enhanced Global Dividend & Income Fund[5]	703,015
17,567	Delaware Investments Dividend & Income Fund, Inc.[5]	202,548
28,830	Eagle Growth & Income Opportunities Fund[5]	443,405
1,916	Eaton Vance Limited Duration Income Fund	24,103
20,659	First Trust Senior Floating Rate 2022 Target Term Fund	191,716

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
16,979	Gabelli Utility Trust[5]	$100,006
56,344	Garrison Capital, Inc.[5]	458,077
51,076	Highland Floating Rate Opportunities Fund[5]	797,807
50,646	Invesco High Income Trust II5	683,215
85,714	Invesco Senior Income Trust[5]	366,856
27,630	Kayne Anderson MLP Investment Co.[5]	520,549
15,315	Lazard World Dividend & Income Fund, Inc.[5]	158,663
42,602	Madison Covered Call & Equity Strategy Fund[5]	317,385
63,675	Managed Duration Investment Grade Municipal Fund[5]	913,099
44,258	Morgan Stanley Emerging Markets Debt Fund, Inc.[5]	387,257
31,019	Morgan Stanley Emerging Markets Fund, Inc.[5]	503,749
13,795	NexPoint Strategic Opportunities Fund[5]	302,800
6,263	Nuveen Build America Bond Fund[5]	129,080
2,664	Nuveen Build America Bond Opportunity Fund	58,528
1,290	Nuveen California Quality Municipal Income Fund	17,234
23,278	Nuveen Credit Strategies Income Fund[5]	185,060
8,775	Nuveen Emerging Markets Debt 2022 Target Term Fund	76,694
8,915	Nuveen Intermediate Duration Quality Municipal Term Fund[5]	112,062
14,046	Nuveen Mortgage Opportunity Term Fund[5]	330,221
30,387	Nuveen Mortgage Opportunity Term Fund 2[5]	689,177
176,437	Palmer Square Opportunistic Income Fund	3,412,299
66,409	PGIM Global Short Duration High Yield Fund, Inc.[5]	907,147
5,174	PGIM Short Duration High Yield Fund, Inc.[5]	72,436
461,766	PIMCO Flexible Credit Income Fund	4,746,950
10,455	Reaves Utility Income Fund[5]	302,254
144,792	RiverNorth Marketplace Lending Corporation[7]	3,370,763
7,243	Special Opportunities Fund, Inc.[5]	108,790
13,041	Sprott Focus Trust, Inc.	101,720
65,113	Templeton Emerging Markets Income Fund[5]	668,711
70,287	Templeton Global Income Fund[5]	431,562
2,920	The China Fund, Inc.	61,028
8,198	The India Fund, Inc.[5]	199,211
21,616	Virtus Total Return Fund, Inc.[5]	237,128
27,598	Voya Prime Rate Trust[5]	138,818
12,542	Western Asset Global High Income Fund, Inc.[5]	114,383
10,913	Western Asset Inflation-Linked Opportunities & Income Fund[5]	121,680
	Total Closed-End Funds (Cost $28,065,414)	27,281,683

Principal Amount
Collateralized Mortgage Obligations – 12.7%
$4,295,638	Alternative Loan Trust 2005-59 1.353%, 11/20/2035[1,4]	214,992

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$8,513,753	Alternative Loan Trust 2006-HY10 0.476%, 5/25/2036[1,4]	$122,317
572,375	American Home Mortgage Assets Trust 2006-6 1.274%, 12/25/2046[1,4]	36,591
260,929	American Home Mortgage Investment Trust 2006-1 2.491% (LIBOR 1 Month+40 basis points), 3/25/2046[1,2]	253,673
1,329,449	American Home Mortgage Investment Trust 2006-2 2.411% (LIBOR 1 Month+32 basis points), 6/25/2046[1,2]	539,836
984,844	Banc of America Funding 2006-H Trust 3.770%, 9/20/2046[1,4]	891,342
500,000	BXMT 2017-FL1 Ltd 4.773% (LIBOR 1 Month+270 basis points), 6/15/2035[1,2,3]	501,873
250,000	Citigroup Commercial Mortgage Trust 2018-TBR 5.723% (LIBOR 1 Month+365 basis points), 12/15/2036[1,2,3]	251,157
500,000	COMM 2013-CCRE10 Mortgage Trust 4.950%, 8/10/2046[1,3,4]	450,740
118,000	COMM 2015-PC1 Mortgage Trust 4.589%, 7/10/2050[1,4]	109,683
100,000	Csail 2015-C2 Commercial Mortgage Trust 4.348%, 6/15/2057[1,4]	93,119
2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-BAR1 2.331% (LIBOR 1 Month+24 basis points), 3/25/2037[1,2]	287,070
750,000	Fannie Mae Connecticut Avenue Securities 7.591% (LIBOR 1 Month+550 basis points), 9/25/2029[1,2]	857,556
4,531,492	IndyMac INDX Mortgage Loan Trust 2004-AR12 0.717%, 12/25/2034[1,4]	169,868
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 6.073% (LIBOR 1 Month+400 basis points), 2/15/2035[1,2,3]	250,315
	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7
500,000	Series 2015-FL7, Class LAK1, 6.473% (LIBOR 1 Month+440 basis points), 5/15/2028[2,3]	501,249
500,000	Series 2015-FL7, Class LAK2, 7.473% (LIBOR 1 Month+540 basis points), 5/15/2028[2,3]	503,522
500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 4.270%, 7/15/2050[1,3,4]	438,643
29,704	Morgan Stanley Mortgage Loan Trust 2007-10XS 6.250%, 7/25/2047[1,4]	20,892
510,732	RALI Series 2006-QA4 Trust 2.271% (LIBOR 1 Month+18 basis points), 5/25/2036[1,2]	463,165
629,418	RALI Series 2006-QS17 Trust 6.000%, 12/25/2036[1]	577,072
1,153,063	RALI Series 2008-QR1 Trust 6.000%, 8/25/2036	989,833
1,631,729	Residential Asset Securitization Trust 2006-A8 6.500%, 8/25/2036[1]	945,977

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$513,588	Residential Asset Securitization Trust 2007-A6 6.000%, 6/25/2037[1]	$458,338
700,000	Wells Fargo Commercial Mortgage Trust 2015-C27 3.768%, 2/15/2048[3]	560,179
	Total Collateralized Mortgage Obligations (Cost $10,565,948)	10,489,002

Number of Shares
	Common Stocks – 44.3%
	Communications – 6.4%
66,012	Houghton Mifflin Harcourt Co.*,5	504,992
46,382	IMAX Corp.*,5,6	1,027,361
35,177	Liberty Latin America Ltd.*,5,6	672,584
10,511	Nexstar Media Group, Inc. - Class A5	771,508
46,035	Twenty-First Century Fox, Inc.	2,287,479
1,074	Twenty-First Century Fox, Inc. - Class B	52,916
		5,316,840
	Consumer Discretionary – 5.9%
4,092	AV Homes, Inc.*	87,569
38,012	BlueLinx Holdings, Inc.*,5	1,426,590
11,312	DR Horton, Inc.[5]	463,792
28,019	ILG, Inc.[5]	925,468
2,411	Pinnacle Entertainment, Inc.*	81,323
72,124	Potbelly Corp.*,5	934,006
259,874	Restaurant Group PLC	965,138
		4,883,886
	Consumer Staples – 2.7%
62,523	Darling Ingredients, Inc.*,5	1,242,957
57,229	Primo Water Corp.*,5	1,000,935
		2,243,892
	Energy – 5.9%
11,402	Andeavor[5]	1,495,714
69	Cheniere Energy Partners LP Holdings LLC	2,170
55,397	CVR Refining LP5	1,238,123
25,575	Green Plains, Inc.[5]	468,023
30,597	RSP Permian, Inc.*,5	1,346,880
9,211	Williams Partners LP	373,874
		4,924,784
	Financials – 14.6%
4,000	Berkshire Hathaway, Inc.*,5	746,600
2,674	Big Rock Partners Acquisition Corp.*	27,943
1,816	Black Ridge Acquisition Corp.*,5	17,742

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
7,604	Charter Financial Corp.	$183,637
2,952	CM Seven Star Acquisition Corp.*,5,6	29,077
24,759	DDR Corp. - REIT	443,186
27,998	Education Realty Trust, Inc. - REIT	1,161,917
92,261	Exantas Capital Corp.[5]	939,217
2,268	Far Point Acquisition Corp.*	23,111
15,202	Gordon Pointe Acquisition Corp.*	156,277
52,500	Gramercy Property Trust - REIT[5]	1,434,300
5,796	Haymaker Acquisition Corp.*	57,960
3,924	Infinity Property & Casualty Corp.[5]	558,581
36,767	LaSalle Hotel Properties - REIT[5]	1,258,534
2,223	Legacy Acquisition Corp.*	22,274
6,445	Leisure Acquisition Corp.*	64,450
39,292	Luther Burbank Corp.[5]	452,054
2,647	MB Financial, Inc.[5]	123,615
15,771	MTech Acquisition Corp.*	162,441
8,811	Mudrick Capital Acquisition Corp.*	90,313
11,417	One Madison Corp.*,6	115,312
5,323	Opes Acquisition Corp.*	53,390
48,990	Triangle Capital Corp.[5]	563,385
15,663	Trinity Merger Corp.*,5	157,570
3,408	Twelve Seas Investment Co.*,6	34,285
4,994	Union Acquisition Corp.*,6	50,939
22,333	Validus Holdings Ltd.[5,6]	1,509,711
28,987	XL Group Ltd.[5,6]	1,621,823
		12,059,644
	Health Care – 0.1%
1,133	Envision Healthcare Corp.*	49,863
	Industrials – 3.2%
133,908	Element Fleet Management Corp.	629,460
24,504	Luxfer Holdings PLC[5,6]	428,330
11,790	Rockwell Collins, Inc.[5]	1,587,877
		2,645,667
	Materials – 1.5%
27,539	Berry Global Group, Inc.*,5	1,265,142
	Technology – 3.4%
10,973	ARRIS International PLC*,6	268,235
12,341	Cavium, Inc.*,5	1,067,496
4,058	MicroStrategy, Inc. - Class A*,5	518,410
2,919	NXP Semiconductors N.V.*,6	318,959
108,911	Telenav, Inc.*,5	609,902
		2,783,002

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Utilities – 0.6%
6,593	Vectren Corp.	$471,070
	Total Common Stocks (COST $35,825,130)	36,643,790

Principal Amount
	Corporate Bonds – 1.2%
	Financials – 1.2%
$500,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[1,4]	503,568
500,000	Wand Merger Corp. 8.125%, 7/15/2023	500,000
		1,003,568
	Total Corporate Bonds (COst $1,000,000)	1,003,568

Number of Shares
	Mutual Funds – 0.0%
1,651	Morgan Stanley Institutional Fund Trust - Institutional Class	19,361
	Total Mutual Funds (Cost $19,946)	19,361
	Preferred Stocks – 2.0%
	Financials – 2.0%
	B. Riley Financial, Inc. a
5,414	7.500%, 10/31/2021[1]	138,111
10,000	7.250%, 12/31/2027[1]	249,300
4,475	B. Riley Financial, Inc. b 7.375%, 5/31/2023[1]	114,247
3,400	B. Riley Financial, Inc. c 7.500%, 5/31/2027[1]	85,204
2,803	Capital Southwest Corp. 5.950%, 12/15/2022[1]	70,776
640	Hercules Capital, Inc. 6.250%, 7/30/2024[1]	16,179
14,000	Oxford Square Capital Corp. 6.500%, 3/30/2024[1]	360,500
400	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	10,048
5,409	THL Credit, Inc. 6.750%, 12/30/2022[1]	137,767
79	THL Credit, Inc. a 6.750%, 11/15/2021[1]	1,996

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
	Financials (Continued)
12,298	Triangle Capital Corp. 6.375%, 12/15/2022[1,5]	$309,295
6,805	Triangle Capital Corp. a 6.375%, 3/15/2022[1,5]	171,078
		1,664,501
	Total Preferred Stocks (COst $1,660,616)	1,664,501

Number of Contracts
	Purchased Options Contracts – 0.0%
	Call Options – 0.0%
	NXP Semiconductors N.V.
3	Exercise Price: $120.00, Notional Amount: $36,000, Expiration Date: July 20, 2018	585
9	Exercise Price: $115.00, Notional Amount: $103,500, Expiration Date: January 18, 2019	6,705
	Total Call Options (Cost $11,118)	7,290
	Put Options – 0.0%
	Cavium, Inc.
31	Exercise Price: $70.00, Notional Amount: $217,000, Expiration Date: July 20, 2018	310
	NXP Semiconductors N.V.
29	Exercise Price: $100.00, Notional Amount: $290,000, Expiration Date: July 20, 2018	6,235
	Omega Healthcare Investors, Inc.
75	Exercise Price: $25.00, Notional Amount: $187,500, Expiration Date: December 21, 2018	3,000
	Twenty-First Century Fox, Inc.
79	Exercise Price: $45.00, Notional Amount: $355,500, Expiration Date: July 20, 2018	395
270	Exercise Price: $46.00, Notional Amount: $1,242,000, Expiration Date: July 20, 2018	5,400
	Total Put Options (COst $29,880)	15,340
	Total Purchased Options Contracts (Cost $40,998)	22,630

Number of Shares
	Rights – 0.0%
908	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,5	272
2,952	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,5,6	945

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
3	Cornerstone Strategic Value Fund, Inc., Expiration Date: July 20, 2018*	$—
496	Cornerstone Total Return Fund, Inc., Expiration Date: July 20, 2018*	—
3,806	Tortoise MLP Fund, Inc., Expiration Date: July 18, 2018*	1,418
	Total Rights (COst $1,467)	2,635

	Short-Term Investments – 20.9%
17,270,687	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.78%‡,5	17,270,687
	Total Short-Term Investments (Cost $17,270,687)	17,270,687

Principal Amount
	U.S. Treasury Notes – 1.4%
	United States Treasury Note
$443,500	0.750%, 10/31/2018[5]	441,663
663,200	1.125%, 1/31/2019[5]	659,107
	Total U.S. Treasury Notes (Cost $1,102,251)	1,100,770

Number of Shares
	Warrants – 0.0%
2,108	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,5	527
1,476	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*,5,6	531
	Total Warrants (Cost $—)	1,058

	Total Investments – 124.8% (Cost $103,215,353)	103,130,251
	Liabilities in Excess of Other Assets – (24.8)%	(20,459,678)
	Total Net Assets – 100.0%	$82,670,573
	Securities Sold Short – (18.9)%
	Common Stocks – (18.9)%
	Consumer Discretionary – (4.0)%
(4,186)	Canada Goose Holdings, Inc.*,6	(246,346)
(1,301)	Domino's Pizza, Inc.	(367,103)
(13,233)	Freshpet, Inc.*	(363,246)
(4,212)	MarineMax, Inc.*	(79,817)
(4,623)	Marriott Vacations Worldwide Corp.	(522,214)
(4,217)	Matthews International Corp.	(247,960)
(2,965)	Oxford Industries, Inc.	(246,036)
(1,013)	Penn National Gaming, Inc.*	(34,027)
(1,853)	PetIQ, Inc. - Class A*	(49,772)

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
(800)	Polaris Industries, Inc.	$(97,744)
(620)	Royal Caribbean Cruises Ltd.[6]	(64,232)
(7,538)	Ruth's Hospitality Group, Inc.	(211,441)
(1,874)	Sotheby's*	(101,833)
(522)	Tesla, Inc.*	(179,020)
(3,759)	Wingstop, Inc.	(195,919)
(8,100)	Wolverine World Wide, Inc.	(281,637)
		(3,288,347)
	Consumer Staples – (0.3)%
(2,800)	Conagra Brands, Inc.	(100,044)
(1,600)	Ollie's Bargain Outlet Holdings, Inc.*	(116,000)
(1,700)	United Natural Foods, Inc.*	(72,522)
		(288,566)
	Energy – (5.6)%
(35)	Cheniere Energy, Inc.*	(2,282)
(9,791)	Concho Resources, Inc.*	(1,354,585)
(35,092)	CVR Energy, Inc.	(1,298,053)
(32,500)	Enphase Energy, Inc.*	(218,725)
(18,123)	Marathon Petroleum Corp.	(1,271,510)
(2,332)	SolarEdge Technologies, Inc.*	(111,586)
(13,742)	Williams Cos., Inc.	(372,546)
		(4,629,287)
	FINANCIALS – (3.6)%
(5,760)	Bank of the Ozarks, Inc.	(259,430)
(4,991)	BofI Holding, Inc.*	(204,182)
(1,700)	Canadian Imperial Bank of Commerce[6]	(147,764)
(6,600)	Canadian Western Bank	(173,948)
(5,615)	CenterState Bank Corp.	(167,439)
(4,196)	Cohen & Steers, Inc.	(175,015)
(7,100)	CubeSmart	(228,762)
(24,759)	DDR Corp. - REIT*	(373,861)
(3,838)	Fifth Third Bancorp	(110,151)
(4,839)	Kemper Corp.	(366,070)
(7,490)	Live Oak Bancshares, Inc.	(229,569)
(2,274)	RE/MAX Holdings, Inc.	(119,271)
(2,476)	Retail Value, Inc. - REIT*	(77,375)
(9,904)	Trupanion, Inc.*	(382,295)
		(3,015,132)
	Health Care – (1.4)%
(6,522)	AAC Holdings, Inc.*	(61,111)
(3,700)	Diplomat Pharmacy, Inc.*	(94,572)

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Health Care (Continued)
(2,931)	iRhythm Technologies, Inc.*	$(237,792)
(5,489)	Mallinckrodt PLC*,6	(102,425)
(2,000)	Merit Medical Systems, Inc.*	(102,400)
(6,800)	Tactile Systems Technology, Inc.*	(353,600)
(3,508)	Teladoc, Inc.*	(203,639)
		(1,155,539)
	Industrials – (1.2)%
(6,007)	AAON, Inc.	(199,733)
(754)	Mesa Laboratories, Inc.	(159,154)
(820)	Pool Corp.	(124,230)
(4,309)	United Technologies Corp.	(538,754)
		(1,021,871)
	Materials – (0.2)%
(19,121)	AgroFresh Solutions, Inc.*	(134,038)
	Technology – (2.5)%
(2,160)	Conduent, Inc.*	(39,247)
(500)	HubSpot, Inc.*	(62,700)
(26,850)	Marvell Technology Group Ltd.[6]	(575,664)
(7,699)	MINDBODY, Inc. - Class A*	(297,181)
(2,300)	Motorola Solutions, Inc.	(267,651)
(5,153)	Nanometrics, Inc.*	(182,468)
(7,800)	NIC, Inc.	(121,290)
(200)	NVIDIA Corp.	(47,380)
(2,700)	Plantronics, Inc.	(205,875)
(9,879)	Presidio, Inc.*	(129,415)
(1,741)	Tabula Rasa HealthCare, Inc.*	(111,128)
		(2,039,999)
	Utilities – (0.1)%
(7,587)	Spark Energy, Inc. - Class A	(73,973)
	Total Common Stocks (Proceeds $15,244,395)	(15,646,752)

Number of Contracts
	Written OPTIONS Contracts – 0.0%
	Call Options – 0.0%
	Darling Ingredients, Inc.
(100)	Exercise Price: $18.00, Notional Amount: $(180,000), Expiration Date: July 20, 2018	(20,500)
	NXP Semiconductors N.V.
(18)	Exercise Price: $120.00, Notional Amount: $(216,000), Expiration Date: July 6, 2018	(1,620)

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Contracts		Value
	Securities Sold Short (Continued)
	Written Options Contracts (Continued)
	Call Options (Continued)
	United Technologies Corp.
(2)	Exercise Price: $123.00, Notional Amount: $(24,600), Expiration Date: July 6, 2018	$(494)
	NXP Semiconductors N.V.
(1)	Exercise Price: $125.00, Notional Amount: $(12,500), Expiration Date: January 18, 2019	(220)
(4)	Exercise Price: $125.00, Notional Amount: $(50,000), Expiration Date: July 20, 2018	(280)
	Total Call Options (Proceeds $11,734)	(23,114)
	Put Options – 0.0%
	AT&T, Inc.
(39)	Exercise Price: $75.00, Notional Amount: $(292,500), Expiration Date: July 20, 2018	(20)
	Darling Ingredients, Inc.
(100)	Exercise Price: $18.00, Notional Amount: $(180,000), Expiration Date: July 20, 2018	(499)
	Total Put Options (Proceeds $20,452)	(519)
	Total Written Options Contracts (Proceeds $32,186)	(23,633)
	Total Securities Sold Short (Proceeds $15,276,581)	$(15,670,385)

FUTURES CONTRACTS

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Description	Date	Trade Date	June 30, 2018	Depreciation

(4)	90 Day Euro $ Future	September 2018	$(975,292)	$(975,450)	$(158)

TOTAL FUTURES CONTRACTS			$(975,292)	$(975,450)	$(158)

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

* Non-income producing security.

‡ The rate is the annualized seven-day yield at period end.

1 Callable.

2 Floating rate security.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,588,199 which represents 12.8% of Net Assets.

4 Variable rate security.

5 All or a portion of this security is segregated as collateral for securities sold short and swap contracts. Aggregate value of segregated securities were $40,354,183.

6 Foreign security denominated in U.S. Dollars.

7 Affiliated security.

See accompanying Notes to Schedule of Investments.

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Short-Term Investments

The Fund invests a significant amount (20.9% as of June 30, 2018) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the April 30, 2018 Semi Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.17%.

Note 3 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$87,949,410

Gross unrealized appreciation	$2,605,534
Gross unrealized depreciation	(3,095,078)

Net unrealized appreciation on investments	$(489,544)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$7,630,566	$-	$7,630,566
Closed-End Funds	27,281,683	-	-	27,281,683
Collateralized Mortgage Obligations	-	10,489,002	-	10,489,002
Common Stocks*	36,643,790	-	-	36,643,790
Corporate Bonds	-	1,003,568	-	1,003,568
Mutual Funds	19,361	-	-	19,361
Preferred Stocks	1,664,501	-	-	1,664,501
Purchased Options Contracts	22,630	-	-	22,630
Rights	2,635	-	-	2,635
U.S. Treasury Notes	-	1,100,770	-	1,100,770
Warrants	1,058	-	-	1,058
Short-Term Investments	17,270,687	-	-	17,270,687
Total Investments	$82,906,345	$20,223,906	$-	$103,130,251

Liabilities
Securities Sold Short
Common Stocks*	$15,646,752	$-	$-	$15,646,752
Written Options Contracts	2,120	21,513	-	23,633
Other Financial Instruments[1] Futures Contracts	158	-	-	158
Total Liabilities	$15,649,030	$21,513	$-	$15,670,543

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

1 Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Fund from March 31, 2018 to June 30, 2018, represented by recognizing the June 30, 2018 market value of securities:

Transfers into Level 1	$8,159,249
Transfers out of Level 1	(20)
Net transfers in (out) of Level 1	$8,159,229

Transfers into Level 2	$20
Transfers out of Level 2	(8,159,249)
Net transfers in (out) of Level 2	$(8,159,229)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of June 30, 2018	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	June 30, 2018	Methodologies	Input(1)	Increase in Input(2)
Rights	$ -	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor or a Sub-Advisor. In the case of the Fund, RiverNorth Capital Management, LLC. (“RiverNorth”) acts as a Sub-Advisor to the Fund. The Fund owns the holding noted below which is advised by RiverNorth. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
RiverNorth Marketplace Lending Corporation	$3,467,774	-	$-	$-	$(97,011)	$3,370,763	$101,659

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
RiverNorth Marketplace Lending Corporation	144,792	-	-	144,792

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vivaldi Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date August 29, 2018

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date August 29, 2018

* Print the name and title of each signing officer under his or her signature.